SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for credit losses
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 7,695	$ 7,811	$ 2,985
Charges to Earnings	4,688	5,699	8,402
Charges to Other Accounts	158	3	0
Deductions	(5,132)	(5,818)	(3,576)
Balance at end of period	7,409	7,695	7,811
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	61,569	62,955	46,069
Charges to Earnings	1,292	(3,005)	(2,527)
Charges to Other Accounts	(232)	1,619	19,413
Deductions	0	0	0
Balance at end of period	62,629	61,569	62,955
Other reserves
Movement in Valuation Allowances and Reserves
Balance at beginning of period	971	1,188	1,753
Balance at end of period	$ 867	$ 971	$ 1,188